Organization, Business Operation and Going Concern. (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Feb. 01, 2024 USD ($)	Dec. 28, 2023 $ / shares
Organization, Business Operation and Going Concern [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Board of directors	five
Incurred net loss	$ 26,757,978	$ 62,032,076	$ 31,045,152
Cash used in operation	8,542,144	36,436,057	31,655,049
Working capital	$ 16,079,313
Net inflows				$ 2,000,000
Common stock par value per share (in Dollars per share) | $ / shares	$ 0.0001
Exchange ratio	0.0284
Cash and cash equivalent		$ 3,686,741	26,783,791
Obligations term	1 year
Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Going Concern [Member]
Organization, Business Operation and Going Concern [Line Items]
Accumulated deficit	$ (300,032,229)	$ (270,002,281)	$ (207,970,204)
Business Combination Agreement [Member]
Organization, Business Operation and Going Concern [Line Items]
Accumulated deficit		$ (270,002,280)
Board of Directors [Member]
Organization, Business Operation and Going Concern [Line Items]
Board of directors	two